schedule of major related parties and their relationships with the company (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AE Computer Systems Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	100% owned by the founder and Director, Goh Kian Hwa until September 30, 2022	100% owned by the founder and Director, Goh Kian Hwa until September 30, 2022
Foodopa Technologies Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	100% owned by Goh Kian Hwa’s son, Goh Song Han	100% owned by Goh Kian Hwa’s son, Goh Song Han
K.H. Goh Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)
Vertical Software Asia Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)
Xenturion Technology Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	90% owned by the founder and Director: Goh Kian Hwa	90% owned by the founder and Director: Goh Kian Hwa
Mr. Goh Kian Hwa [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder, Founder and Director	Shareholder, Founder and Director
Ms. Lung Lay Hua [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder, Founder and Director	Shareholder, Founder and Director
Mr. Chew Kim Chwee [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder, director of pre-sales of MSC Consulting	Shareholder, director of pre-sales of MSC Consulting